Equity	12 Months Ended
Dec. 31, 2025
Equity
Equity

26 Equity

Non-controlling interest

	Profit (Loss)		Equity
(€ million)	2025	2024	December 31, 2025	December 31, 2024
Eni Plenitude Group	6	54	1,816	491
Eni Marine Services SpA			1,701	1,924
Enilive Group	87		860
EniPower Group	64	85	457	446
Others	(7)	1	13	2
	150	140	4,847	2,863

On March 6, 2025, Eni and the private equity fund KKR finalized KKR's investment in a 25% minority stake in its subsidiary Enilive, with total proceeds for Eni of €2,968 million, including a €500 million capital increase. Subsequently, on April 11, 2025, Eni and KKR completed a similar transaction for an additional 5% investment for €601 million. Following the transaction, KKR holds a total stake of 30% of Enilive’s share capital.

On March 31, 2025, Energy Infrastructure Partners (EIP) completed an increase in Plenitude's share capital, reaching a total of 10%. EIP's stake was increased through a capital increase of €209 million, which, taking into account the €588 million paid in March 2024, brings the total investment to approximately €800 million. On November 4, Eni and the private equity fund Ares Capital finalized a 20% minority interest in Plenitude's share capital for €2,003 million.

Minority interests in Eni Marine Services SpA related to perpetual subordinated bonds issued in U.S. dollars to finance a Group’s major capital project in Congo. The perpetual subordinated bonds were recognized among minority interests in consideration of the Group’s unconditional right to avoid transferring cash or other financial assets to the bondholders. The carrying amount at December 31, 2025, was adjusted to the EUR/USD exchange rate, resulting in a decrease of €223 million.

Equity attributable to equity holders of Eni

(€ million)	December 31, 2025	December 31, 2024
Share capital	4,005	4,005
Retained earnings	33,209	32,552
Cumulative currency translation differences	1,936	8,081
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	5,000
- Legal reserve	959	959
- Reserve for treasury shares	2,782	2,883
- Reserve for OCI on cash flow hedging derivatives net of tax effect	42	(612)
- Reserve for OCI on defined benefit plans net of tax effect	(94)	(91)
- Reserve for OCI on equity-accounted investments	92	28
- Reserve for OCI on other investments valued at fair value	104	160
- Reserve for convertible bond issue	79	79
Treasury shares	(2,782)	(2,883)
Profit for the year	2,608	2,624
	47,940	52,785

Share capital

As of December 31, 2025, the parent company’s issued share capital consisted of €4,005,358,876 (same amount as of December 31, 2024) represented by 3,146,765,114 ordinary shares without nominal value (3,284,490,525 ordinary shares at December 31, 2024).

On May 14, 2025, Eni’s Shareholders’ Meeting resolved: (i) to distribute available reserves by way of and in place of the payment of the dividend for the year 2025 of €1.05 per share in four tranches, in September 2025 (€0.26 per share), November 2025 (€0.26 per share), March 2026 (€0.26 per share) and May 2026 (€0.27 per share); (ii) to authorize the Board of Directors pursuant to and for the purposes of Art. 2357 of the Italian Civil Code to proceed with the purchase of shares of the Company, in multiple tranches, for a period up to April 30, 2026, in a maximum number of shares to be purchased equal to 315,000,000 ordinary shares for a total outlay of up to €3.5 billion; (iii) to authorize the Board of Directors to cancel up to a maximum of 315,000,000 treasury shares which will eventually be acquired based on the shareholders' authorization of the previous point. In execution of these resolutions, as of December 31, 2025, 102,255,755 treasury shares have been acquired for a total value of €1,520 million.

Cumulative foreign currency translation differences

The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.

Perpetual subordinated hybrid bonds

The hybrid bonds are governed by the English law and are traded on the regulated market of the Luxembourg Stock Exchange. As of December 31, 2025, hybrid bonds amounted to €5 billion (same amount as at December 31, 2024).

The key characteristics of the hybrid bonds are: (i) an issue of €1.5 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 3.375% until the first reset date of October 13, 2029. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 364.1 basis points, increased by additional 25 basis points as from October 13, 2034 and a subsequent increase of additional 75 basis points as from October 13, 2049; (ii) an issue of €1 billion subordinated hybrid perpetual bond with a 6-year non-call period, with a re-offer price at issuance of 100% and an annual coupon of 2% until the first reset date scheduled for May 11, 2027. If the early repayment has not taken place by the first reset date, which coincides with the last early repayment date, this bond pays annual interest equal to the reference five-year Euro Mid Swap rate increased by an initial margin of 220.4 basis points, increased by a further margin of 25 basis points starting from May 11, 2032 and a subsequent increase of a further 75 basis points starting from May 11, 2047; (iii) an issue of €1 billion subordinated hybrid perpetual bond with a 9-year non-call period, with a re-offer price at issuance of 99.607% and an annual coupon of 2.75% until the first reset date scheduled for May 11, 2030. If the early repayment has not taken place by the first reset date, which coincides with the last early repayment date, this bond pays annual interest equal to the reference five-year Euro Mid Swap rate increased by an initial margin of 277.1 basis points, increased by a further margin of 25 basis points starting from May 11, 2035 and a subsequent increase of a further 75 basis points starting from May 11, 2050; (iv) a subordinated hybrid perpetual issue of €900 million, with a re-offer price at issuance of 99.354% and an annual coupon of 4.5% until the first reset date scheduled 6.25 years after issuance (April 21, 2031). If the early repayment has not occurred, the annual coupon will be reset starting from April 21, 2031 and every 5 years thereafter, with a rate equal to the 5-year Euro Mid Swap in effect from time to time plus an initial spread of 208.3 basis points. This spread will be further increased by 25 basis points starting from April 21, 2036 and by a subsequent increase of a further 75 basis points starting from April 21, 2051; (v) a subordinated hybrid perpetual issue of €600 million, with a re-offer price at issuance of 99.114% and an annual coupon of 4.875% until the first reset date scheduled 9.25 years after issuance (April 21, 2034). If the early repayment has not occurred, the annual coupon will be reset starting from April 21, 2034 and every 5 years thereafter, with a rate equal to the 5-year Euro Mid Swap in effect from time to time plus an initial spread of 239.9 basis points. This spread will be further increased by 25 basis points starting from April 21, 2039 and by a subsequent increase of a further 75 basis points starting from April 21, 2054.

Legal reserve

This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.

Reserve for treasury shares

The reserve for treasury shares represents the reserve that was established in previous reporting periods to repurchase the Company shares in accordance with resolutions at Eni’s Shareholders’ Meetings.

Reserves for Other Comprehensive Income

	Reserve for OCI on cash flow hedge derivatives			Reserve for OCI on defined benefit plans			Reserve for OCI on equity-accounted investments (*)	Reserve for OCI on investments valued at fair value
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2024	(861)	249	(612)	(121)	30	(91)	28	160
Changes of the year	661	(197)	464	(11)	2	(9)	73	(32)
Currency translation differences	3	(1)	2	1	(1)			(19)
Changes in scope of consolidation and non-controlling interest	27	(9)	18	8	(2)	6	(9)	(5)
Reversal to inventories adjustments	5	(1)	4
Reclassification adjustments	233	(67)	166
Reserve as of December 31, 2025	68	(26)	42	(123)	29	(94)	92	104
Reserve as of December 31, 2023	50	(14)	36	(94)	6	(88)	98	98
Changes of the year	(1,034)	299	(735)	8	(4)	4	(70)	62
Currency translation differences				(5)	3	(2)
Changes in scope of consolidation				(30)	25	(5)
Reclassification adjustments	123	(36)	87
Reserve as of December 31, 2024	(861)	249	(612)	(121)	30	(91)	28	160

(*) Reserve for OCI on equity-accounted investments at December 31, 2025 includes €1 million relating to defined benefit plans (same amount as of December 31, 2024)

Treasury shares

A total of 189,083,769 of Eni’s ordinary shares (203,137,967 at December 31, 2024) were held in treasury for a total cost of €2,782 million (€2,883 million at December 31, 2024).

During 2025, 128,453,526 shares were acquired, for a total value of €1,881 million, as part of the completion of the 2024 buy-back plan and the execution of the €1.8 billion 2025 program 84% completed at the balance sheet date, in compliance with the shareholders' authorizations; 137,725,411 treasury shares have been cancelled for a total value of €1,908 million and 1,492,968 treasury shares were assigned free of charge to Eni managers, following the conclusion of the Vesting Period as required by the “Long-Term Monetary Incentive Plan 2020-2022” approved by Eni's Shareholders' Meeting of May 13, 2020 and 3,289,345 treasury shares were assigned free of charge to Eni employees as provided for in the 2024-2026 Employee Stock Ownership Plan approved by the Shareholders’ Meeting on May 15, 2024. The vesting and performance conditions of long-term incentive plans are reported in note 30 – Costs.

Distributable reserves

As of December 31, 2025, equity attributable to Eni included distributable reserves of approximately €38 billion.

Reconciliation of profit and equity of the parent company Eni SpA to the consolidated profit and equity

	Profit		Shareholders’ equity
(€ million)	2025	2024	December 31, 2025	December 31, 2024
As recorded in Eni SpA's Financial Statements	4,429	6,419	50,986	50,735
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(1,643)	(2,029)	1,643	4,338
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity			153	153
- adjustments to comply with Group accounting policies	(285)	(1,722)	425	1,240
- elimination of unrealized intercompany profits	219	(80)	(301)	(537)
- deferred taxation	38	176	(119)	(281)
	2,758	2,764	52,787	55,648
Non-controlling interest	(150)	(140)	(4,847)	(2,863)
As recorded in Consolidated Financial Statements	2,608	2,624	47,940	52,785